Contributed Equity - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Contributed Equity [Line Items]
Issued Capital	$ 234,639,230	$ 234,147,526
Fully paid ordinary shares	351,939,280
Issue of pre-funded warrants in initial public offering	7,493,600	7,493,600
Issue of shares on exercise of pre-funded warrants value, net of issuance cost	$ 11,546,029	$ 11,546,029
Warrants exercise price	$ 0.00001
Pre-funded warrants description	The pre-funded warrants were unquoted, having no voting or dividend rights and are exercisable to ADS’s at an exercise price of US$0.00001 per pre-funded warrant on a one for one basis with no expiry date. During the year ended June 30, 2021, all pre-funded warrants were exercised converting to ADSs.